Merger Transaction (Details)	Oct. 12, 2021 shares
Merger Transaction (Details) [Line Items]
Percentage of ownership	11.00%
Newtown [Member]
Merger Transaction (Details) [Line Items]
Issued shares of common stock	666,667
Advisor [Member]
Merger Transaction (Details) [Line Items]
Issued shares of common stock	666,667
SIS Holdings [Member]
Merger Transaction (Details) [Line Items]
Issued shares of common stock	117,149,920
Percentage of ownership	89.00%